CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) (USD $)	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012 Reportable Entity AMCE	Dec. 31, 2013 Reportable Entity AMCE	Dec. 31, 2012 Reportable Entity Subsidiary Guarantors	Dec. 31, 2013 Reportable Entity Subsidiary Guarantors	Dec. 31, 2012 Reportable Entity Subsidiary Non-Guarantors	Dec. 31, 2013 Reportable Entity Subsidiary Non-Guarantors	Aug. 30, 2012 Predecessor	Dec. 29, 2011 Predecessor	Mar. 29, 2012 Predecessor	Aug. 30, 2012 Predecessor Reportable Entity AMCE	Mar. 29, 2012 Predecessor Reportable Entity AMCE	Aug. 30, 2012 Predecessor Reportable Entity Subsidiary Guarantors	Mar. 29, 2012 Predecessor Reportable Entity Subsidiary Guarantors	Aug. 30, 2012 Predecessor Reportable Entity Subsidiary Non-Guarantors	Mar. 29, 2012 Predecessor Reportable Entity Subsidiary Non-Guarantors
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ 73,892,000	$ 357,342,000	$ (21,605,000)	$ 3,772,000	$ 143,430,000	$ 354,520,000	$ (47,933,000)	$ (950,000)	$ 79,497,000	$ 137,257,000	$ 197,327,000	$ (3,735,000)	$ 21,673,000	$ 82,423,000	$ 177,633,000	$ 809,000	$ (1,979,000)
Cash flows from investing activities:
Capital expenditures	(72,774,000)	(260,823,000)			(72,765,000)	(260,633,000)	(9,000)	(190,000)	(40,116,000)	(85,083,000)	(139,359,000)			(40,095,000)	(139,195,000)	(21,000)	(164,000)
Merger, net of cash acquired	3,110,000				3,110,000
Acquisition of Rave theatres, net of cash acquired	(87,555,000)	(1,128,000)			(87,555,000)	(1,128,000)
Proceeds from disposition of long-term assets	90,000	3,880,000			112,000	3,880,000	(22,000)		7,291,000		1,474,000			7,134,000	1,474,000	157,000
Investments in non-consolidated entities, net	(1,194,000)	(3,265,000)			(1,173,000)	(3,280,000)	(21,000)	15,000	1,589,000	(23,835,000)	(26,880,000)		1,049,000	(17,000)	(27,928,000)	1,606,000	(1,000)
Proceeds from sale/leaseback of digital projection equipment											953,000				953,000
Other, net	(575,000)	(7,448,000)			(575,000)	(7,448,000)			205,000	944,000	98,000			205,000	98,000
Net cash used in investing activities	(158,898,000)	(268,784,000)			(158,846,000)	(268,609,000)	(52,000)	(175,000)	(31,031,000)	(107,974,000)	(163,714,000)		1,049,000	(32,773,000)	(164,598,000)	1,742,000	(165,000)
Cash flows from financing activities:
Proceeds from issuance of Term Loan due 2020		773,063,000		773,063,000
Capital contribution from Holdings		355,580,000		355,580,000
Repayment of Term Loan due 2016		(464,088,000)		(464,088,000)
Repayment of Term Loan due 2018		(296,250,000)		(296,250,000)
Proceeds from issuance of Term Loan due 2018											297,000,000		297,000,000
Repayment of Term Loan 2013											(140,657,000)		(140,657,000)
Repurchase of Senior Subordinated Notes due 2014									(191,035,000)		(108,965,000)	(191,035,000)	(108,965,000)
Principal payments under Term Loan	(4,002,000)	(7,813,000)	(4,002,000)	(7,813,000)					(4,002,000)	(3,250,000)	(4,875,000)	(4,002,000)	(4,875,000)
Principal payments under capital and financing lease obligations	(875,000)	(6,446,000)			(875,000)	(6,446,000)			(1,298,000)	(2,645,000)	(3,422,000)			(1,298,000)	(3,422,000)
Deferred financing costs		(9,126,000)		(9,126,000)					(2,378,000)	(667,000)	(6,002,000)	(2,378,000)	(6,002,000)
Capital contribution of Wanda	100,000,000		100,000,000
Change in construction payables	22,487,000	(19,404,000)			22,487,000	(19,404,000)			(23,575,000)	(1,298,000)	13,512,000			(23,575,000)	13,512,000
Dividends paid to Holdings		(588,000)		(588,000)						(109,581,000)	(109,581,000)		(109,581,000)
Change in intercompany advances			(74,376,000)	(354,373,000)	23,867,000	352,861,000	50,509,000	1,512,000				200,755,000	51,044,000	(200,872,000)	(52,427,000)	117,000	1,383,000
Net cash provided by (used in) financing activities	117,610,000	324,928,000	21,622,000	(3,595,000)	45,479,000	327,011,000	50,509,000	1,512,000	(222,288,000)	(117,441,000)	(62,990,000)	3,340,000	(22,036,000)	(225,745,000)	(42,337,000)	117,000	1,383,000
Effect of exchange rate changes on cash and equivalents	(207,000)	(103,000)			3,779,000	(101,000)	(3,986,000)	(2,000)	16,000	520,000	556,000			(588,000)	215,000	604,000	341,000
Net increase (decrease) in cash and equivalents	32,397,000	413,383,000	17,000	177,000	33,842,000	412,821,000	(1,462,000)	385,000	(173,806,000)	(87,638,000)	(28,821,000)	(395,000)	686,000	(176,683,000)	(29,087,000)	3,272,000	(420,000)
Cash and equivalents at beginning of period	98,531,000	130,928,000	291,000	308,000	55,326,000	89,168,000	42,914,000	41,452,000		301,158,000	301,158,000	686,000		232,009,000	261,096,000	39,642,000	40,062,000
Cash and equivalents at end of period	$ 130,928,000	$ 544,311,000	$ 308,000	$ 485,000	$ 89,168,000	$ 501,989,000	$ 41,452,000	$ 41,837,000	$ 98,531,000	$ 213,520,000		$ 291,000	$ 686,000	$ 55,326,000	$ 232,009,000	$ 42,914,000	$ 39,642,000